OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
OTHER RECEIVABLES
OTHER RECEIVABLES

6.OTHER RECEIVABLES

As of December 31, 2023 and 2022, other receivables were comprised two interest-free loans to Shanghai Changda and Anhui Xin Jieying, both of which were former subsidiaries of the Group. Shanghai Changda and Anhui Xin Jieying were disposed of in the disposal of Renren Finance Inc and its subsidiaries and VIEs and VIEs’ subsidiaries (Note 4).

As of December 31, 2023 and 2022, the breakdown of the loans was as follows:

	As of December 31,
	2023	2022
Shanghai Changda	$—	$6,858
Anhui Xin Jieying	—	1,990
Total	$—	$8,848

As of December 31, 2023, the management expected that the collection of outstanding balance was remote and fully impaired the receivables of $8,848.